UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5567
Colonial Intermediate High Income Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/04

Date of reporting period:	6/1/04 - 8/31/04

Investment Portfolio

August 31, 2004 (unaudited)

Colonial Intermediate High Income Fund

				Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - 126.0%
AGRICULTURE - 0.6%
Agriculture Production - 0.6%
Seminis, Inc.,
	10.250%	10/01/13		438,000	481,800
				Agriculture Production Total	481,800
				AGRICULTURE TOTAL	481,800

CONSTRUCTION - 4.7%
Building Construction - 4.7%
Associated Materials, Inc.,
	(a)	03/01/14
		(11.250% 03/01/09)	(b)	205,000	144,525
Atrium Companies, Inc.:
	10.500%	05/01/09		445,000	468,362
	10.500%	05/01/09
D.R. Horton, Inc.,
	9.750%	09/15/10		955,000	1,119,738
K. Hovnanian Enterprises, Inc.:
	8.875%	04/01/12		170,000	187,850
	10.500%	10/01/07		340,000	394,400
Norcraft Companies,
	9.000%	11/01/11	(b)	140,000	149,800
Nortek Holdings, Inc.,
	8.500%	09/01/14	(b)	140,000	145,600
Standard Pacific Corp.,
	9.250%	04/15/12		415,000	472,063
WII Components, Inc.,
	10.000%	02/15/12	(b)	320,000	316,800
William Lyon Homes, Inc.,
	10.750%	04/01/13		210,000	240,450
				Building Construction Total	3,639,588
				CONSTRUCTION TOTAL	3,639,588

FINANCE, INSURANCE & REAL ESTATE - 4.4%
Depository Institutions - 0.3%
Western Financial Bank,
	9.625%	05/15/12		210,000	231,000
				Depository Institutions Total	231,000

Financial Services - 4.1%
Dollar Financial Group, Inc.,
	9.750%	11/15/11		475,000	503,500

Dow Jones CDX High Yield Series 3,
	8.000%	12/29/09	(b)	1,000,000	995,000

E*Trade Financial Corp.,
	8.000%	06/15/11	(b)	275,000	279,125

FINOVA Group, Inc.,
	7.500%	11/15/09		473,850	234,556

Global Cash Access LLC,
	8.750%	03/15/12	(b)	340,000	357,850

LaBranche & Co., Inc.,
	11.000%	05/15/12	(b)	505,000	510,050

Thornburg Mortgage, Inc.,
	8.000%	05/15/13		250,000	255,000
				Financial Services Total	3,135,081
				FINANCE, INSURANCE & REAL ESTATE TOTAL	3,366,081

INDUSTRIALS - 0.2%
Industrial Conglomerates - 0.2%
SPX Corp.,
	7.500%	01/01/13		120,000	125,400
				Industrial Conglomerates Total	125,400
				INDUSTRIALS TOTAL	125,400

MANUFACTURING - 39.5%
Apparel - 1.2%
Broder Brothers Co.,
	11.250%	10/15/10		225,000	223,312
Levi Strauss & Co.,
	12.250%	12/15/12		280,000	290,500
Phillips-Van Heusen Corp.,
	7.250%	02/15/11		300,000	308,250
Warnaco, Inc.,
	8.875%	06/15/13		100,000	110,500
				Apparel Total	932,562

Auto Parts & Equipment - 2.5%
Accuride Corp.,
	9.250%	02/01/08		155,000	158,875
Dana Corp.,
	9.000%	08/15/11		210,000	250,950
Delco Remy International, Inc.,
	11.000%	05/01/09		315,000	336,263
Dura Operating Corp.:
	8.625%	04/15/12		345,000	353,625
	9.000%	05/01/09		250,000	245,000
Goodyear Tire & Rubber Co.,
	7.857%	08/15/11		180,000	168,750
Navistar International Corp.,
	7.500%	06/15/11		320,000	335,200
TRW Automotive, Inc.,
	9.375%	02/15/13		76,000	87,780
				Auto Parts & Equipment Total	1,936,443

Chemicals & Allied Products - 7.9%
Avecia Group PLC,
	11.000%	07/01/09		210,000	166,425
BCP Caylux Holdings Luxembourg S.C.A.,
	9.625%	06/15/14	(b)	230,000	247,250
Crompton Corp.,
	7.670%	08/01/10	(b)	285,000	289,987
Equistar Chemicals LP,
	10.625%	05/01/11		575,000	644,000
HMP Equity Holdings Corp.,
	(c)	05/15/08		480,000	285,600
Huntsman ICI Holdings LLC,
	(c)	12/31/09		2,125,000	1,083,750
IMC Global, Inc.,
	10.875%	08/01/13		310,000	390,600
INVISTA,
	9.250%	05/01/12	(b)	210,000	223,650
Koppers Industries, Inc.,
	9.875%	10/15/13		360,000	397,800
Lyondell Chemical Co.,
	9.625%	05/01/07		660,000	706,200
NOVA Chemicals Corp.,
	6.500%	01/15/12		170,000	172,178
Terra Capital, Inc.,
	12.875%	10/15/08		475,000	584,250
UAP Holding Corp.,
	(a)	07/15/12
		(10.750% 01/15/08)	(b)	295,000	228,625
United Agri Products
	8.250%	12/15/11	(b)	245,000	263,375
Westlake Chemical Corp.,
	8.750%	07/15/11		395,000	439,438
				Chemicals & Allied Products Total	6,123,128

Electronics & Electrical Equipment - 1.2%
Amkor Technology, Inc.,
	9.250%	02/15/08		320,000	310,400
				350,000	321,776
Lucent Technologies, Inc.,
	6.450%	03/15/29		335,000	261,300
				Electronics & Electrical Equipment Total	893,476

Fabricated Metal - 0.6%
Earle M. Jorgensen Co.,
	9.750%	06/01/12		425,000	471,750
				Fabricated Metal Total	471,750

Food & Kindred Products - 3.5%
Constellation Brands, Inc.,
	8.125%	01/15/12		270,000	294,975
Del Monte Corp.,
	9.250%	05/15/11		500,000	550,000
Dole Food Co., Inc.,
	8.625%	05/01/09		415,000	439,900
Merisant Co.,
	9.500%	07/15/13	(b)	205,000	200,900
Pinnacle Foods,

	8.250%	12/01/13	(b)	385,000	369,600
Premier International Foods PLC,
	12.000%	09/01/09		500,000	530,000
Tabletop Holdings, Inc.,
	(a)	05/15/14
		(12.250% 11/15/08)	(b)	525,000	288,750
				Food & Kindred Products Total	2,674,125

Furniture & Fixtures - 0.7%
Congoleum Corp.,
	8.625%	08/01/08	(d)	225,000	177,750
Tempur-Pedic, Inc.,
	10.250%	08/15/10		322,000	362,250
				Furniture & Fixtures Total	540,000

Household Products - 1.1%
Elizabeth Arden, Inc.,
	7.750%	01/15/14		245,000	254,187
Playtex Products, Inc.,
	9.375%	06/01/11		600,000	609,000
				Household Products Total	863,187

Lumber & Wood - 0.5%
Georgia-Pacific Corp.,
	8.000%	01/15/24		130,000	140,725
Millar Western Forest Products,
	7.750%	11/15/13		225,000	232,313
				Lumber & Wood Total	373,038

Miscellaneous Manufacturing - 5.7%
Amscan Holdings, Inc.,
	8.750%	05/01/14	(b)	390,000	390,000
Building Materials Corp.,
	7.750%	08/01/14	(b)	195,000	189,150
FastenTech, Inc.,
	11.500%	05/01/11	(b)	510,000	569,925
Hexcel Corp.,
	9.750%	01/15/09		370,000	389,425
J.B. Poindexter & Co.,
	8.750%	03/15/14	(b)	335,000	352,588

Mueller Group, Inc.,
	(a)	04/15/14
		(14.750% 04/15/09)	(b)	375,000	262,500
	10.000%	05/01/12	(b)	165,000	176,962
Rexnord Corp.,
	10.125%	12/15/12		195,000	219,375
Superior Essex Communications LLC,
	9.000%	04/15/12	(b)	260,000	256,100
Tekni-Plex, Inc.,
	12.750%	06/15/10		365,000	350,400
Terex Corp.,
	10.375%	04/01/11		320,000	361,600
TriMas Corp.,
	9.875%	06/15/12		725,000	768,500
Trinity Industries, Inc.,
	6.500%	03/15/14	(b)	165,000	158,400
				Miscellaneous Manufacturing Total	4,444,925

Paper Products - 3.6%
Buckeye Technologies, Inc.:
	8.500%	10/01/13		60,000	63,300
	9.250%	09/15/08		235,000	235,000
Caraustar Industries, Inc.,
	9.875%	04/01/11		355,000	374,525
Consolidated Container Co. LLC,
	(a)	06/15/09
		(10.750% 06/15/07)	(b)	280,000	224,000
Jefferson Smurfit Corp.,
	8.250%	10/01/12		450,000	490,500
MDP Acquisitions PLC,
	9.625%	10/01/12		525,000	591,938
Newark Group, Inc.,
	9.750%	03/15/14	(b)	205,000	199,875
Norske Skog Canada Ltd.:
	7.375%	03/01/14		105,000	106,575
	8.625%	06/15/11		150,000	162,375
Portola Packaging, Inc.,
	8.250%	02/01/12		210,000	179,550
Solo Cup Co.,
	8.500%	02/15/14		140,000	134,400
				Paper Products Total	2,762,038

Primary Metal - 2.5%
Bayou Steel Corp.,
	9.000%	03/31/11		250,000	232,500
Kaiser Aluminum & Chemical Corp.,
	10.875%	10/15/06	(e)	505,000	489,850
Metallurg, Inc.,
	11.000%	12/01/07		200,000	114,000
Oregon Steel Mills, Inc.,
	10.000%	07/15/09		195,000	207,675
Steel Dynamics, Inc.:

	9.500%	03/15/09		80,000	88,400
	9.500%	03/15/09		80,000	88,400
UCAR Finance, Inc.,
	10.250%	02/15/12		355,000	402,925
Wise Metals Group LLC,
	10.250%	05/15/12	(b)	315,000	318,150
				Primary Metal Total	1,941,900

Printing & Publishing - 5.4%
Dex Media, Inc.:
	(a)	11/15/13
		(9.000% 11/15/08)	(b)	250,000	183,125
	8.000%	11/15/13	(b)	320,000	331,200
Dex Media East LLC,
	12.125%	11/15/12		367,000	451,410
Dex Media West LLC,
	9.875%	08/15/13		274,000	315,100
Haights Cross Communications:
	(a)	08/15/11
		(12.500% 02/15/07)		315,000	182,700
	11.750%	08/15/11		195,000	213,525
Hollinger, Inc.,
	11.875%	03/01/11	(b)	192,000	219,840
Quebecor Media, Inc.,
	11.125%	07/15/11		725,000	833,750
Sheridan Group,
	10.250%	08/15/11	(b)	250,000	266,875
Von Hoffmann Corp.,
	10.250%	03/15/09		620,000	689,750
Yell Finance BV,
	10.750%	08/01/11		388,000	452,020
				Printing & Publishing Total	4,139,295

Stone, Clay, Glass & Concrete - 2.3%
Crown European Holdings SA,
	10.875%	03/01/13		480,000	559,200
Owens-Brockway Glass Container,
	8.250%	05/15/13		600,000	634,500
Owens-Illinois, Inc.:
	7.350%	05/15/08		200,000	205,500
	7.500%	05/15/10		75,000	76,313
U.S. Concrete, Inc.,
	8.125%	04/01/14		310,000	320,075
				Stone, Clay, Glass & Concrete Total	1,795,588

Textile Mill Products - 0.3%
Collins & Aikman Floorcovering, Inc.,
	9.750%	02/15/10		265,000	274,275
				Textile Mill Products Total	274,275
Tobacco Products - 0.3%
North Atlantic Trading Co., Inc.,
	9.250%	3/1/2012		225,000	219,375
				Tobacco Products Total	219,375

Transportation Equipment - 0.2%
Newcor, Inc., PIK,
	6.000%	01/31/13	(f)	215,562	131,493
				Transportation Equipment Total	131,493
				MANUFACTURING TOTAL	30,516,598

MINING & ENERGY - 6.3%
Oil & Gas Extraction - 4.1%
Benton Oil & Gas Co.,
	9.375%	11/01/07		485,000	494,700
Chesapeake Energy Corp.,
	7.500%	06/15/14		295,000	314,912
Compton Petroleum Corp.,
	9.900%	05/15/09		475,000	523,687
Encore Acquisition Co.,
	8.375%	06/15/12		325,000	354,250
Energy Partners Ltd.,
	8.750%	08/01/10		205,000	217,300
Ferrellgas Partners LP,
	8.750%	06/15/12		295,000	322,288
Magnum Hunter Resources, Inc.,
	9.600%	03/15/12		283,000	318,375
Pride International, Inc.,
	7.375%	07/15/14	(b)	170,000	180,625
Whiting Petroleum Corp.,
	7.250%	05/01/12		425,000	427,125
				Oil & Gas Extraction Total	3,153,262

Oil & Gas Field Services - 2.2%
CHC Helicopter Corp.,
	7.375%	05/01/14	(b)	275,000	277,750
J. Ray McDermott SA,
	11.000%	12/15/13	(b)	325,000	333,125
Newpark Resources, Inc.,
	8.625%	12/15/07		270,000	274,050
Petroleum Helicopters, Inc.,
	9.375%	05/01/09		530,000	559,150
Premcor Refining Group, Inc.,
	7.500%	06/15/15		235,000	250,275
				Oil & Gas Field Services Total	1,694,350
				MINING & ENERGY TOTAL	4,847,612

RETAIL TRADE - 2.9%
Apparel & Accessory Stores - 0.5%
Finlay Fine Jewelry Corp.,
	8.375%	06/01/12	(b)	280,000	298,200
Saks, Inc.,
	7.000%	12/01/13		83,000	82,792
				Apparel & Accessory Stores Total	380,992
Food Stores - 0.6%
Stater Brothers Holdings,
	8.125%	06/15/12	(b)	410,000	425,375
				Food Stores Total	425,375
Miscellaneous Retail - 1.8%
Asbury Automotive Group, Inc.,
	8.000%	03/15/14		320,000	309,600
Jean Coutu Group., Inc.,
	8.500%	08/01/14	(b)	240,000	240,900
Leiner Health Products,
	11.000%	06/01/12	(b)	80,000	83,600
Rite Aid Corp.,
	9.250%	06/01/13		470,000	494,675
Steinway Musical Instruments, Inc.,
	8.750%	04/15/11		265,000	286,200
				Miscellaneous Retail Total	1,414,975
				RETAIL TRADE TOTAL	2,221,342

SERVICES - 25.7%
Amusement & Recreation - 14.1%
Ameristar Casinos, Inc.,
	10.750%	02/15/09		400,000	453,000
AMF Bowling Worldwide, Inc.,
	10.000%	03/01/10	(b)	245,000	254,187
Bombardier Recreational Products,
	8.375%	12/15/13	(b)	470,000	484,100
Boyd Gaming Corp.,
	8.750%	04/15/12		125,000	136,875
Circus-Circus & Eldorado/Silver Legacy,
	10.125%	03/01/12		225,000	233,437
Equinox Holdings, Inc.,
	9.000%	12/15/09	(b)	405,000	413,606
Hard Rock Hotel, Inc.,
	8.875%	06/01/13		380,000	403,750
Hollywood Casino Schrevport.,
	13.000%	08/01/06	(g)	950,000	845,500
Inn of the Mountain Gods Resort & Casino,
	12.000%	11/15/10		340,000	384,200
K2, Inc.,
	7.375%	07/01/14	(b)	195,000	205,027
Loews Cineplex Entertainment Corp.,
	9.000%	08/01/14	(b)	485,000	491,062
Marquee Holdings, Inc.,
	(a)	08/15/14
		(12.000% 08/15/09)	(b)	980,000	573,300
MGM Mirage, Inc.,
	8.375%	02/01/11		415,000	449,237
Mohegan Tribal Gaming Authority,
	7.125%	04/01/12	(b)	70,000	71,750
NCL, Inc.,
	10.625%	07/15/14	(b)	140,000	143,500
Park Place Entertainment Corp.,
	9.375%	02/15/07		435,000	482,850
Pinnacle Entertainment, Inc.:
	8.250%	03/15/12		200,000	201,000
	8.750%	10/01/13		1,015,000	1,030,225
Premier Entertainment Biloxi LLC,
	10.750%	02/01/12	(b)	200,000	209,500
River Rock Entertainment,
	9.750%	11/01/11		395,000	418,700
Seneca Gaming Corp.,
	7.250%	05/01/12	(b)	345,000	351,900
Six Flags, Inc.,
	9.500%	02/01/09		1,080,000	1,036,800
Station Casinos, Inc.,
	6.875%	03/01/16		95,000	94,762
Town Sports International, Inc.,
	(a)	02/01/14
		(11.000% 02/01/14)	(b)	435,000	208,800
Trump Casino Holdings LLC, PIK,
	17.625%	09/15/10		365,000	366,825
Vail Resorts, Inc.,
	6.750%	02/15/14		285,000	280,725
Warner Music Group,
	7.375%	04/15/14	(b)	380,000	378,100
Wynn Las Vegas LLC,
	12.000%	11/01/10		201,000	247,732
				Amusement & Recreation Total	10,850,450

Business Services - 0.6%
Iron Mountain, Inc.,
	7.750%	01/15/15		90,000	93,600
Language Line Holdings, Inc.,
	11.125%	06/15/12	(b)	385,000	389,813
				Business Services Total	483,413

Funeral Services - 0.6%
Service Corp. International,
	7.700%	04/15/09		450,000	478,125
				Funeral Services Total	478,125

Health Services - 6.1%				340,000	362,525
Bio-Rad Laboratories, Inc.,
	7.500%	08/15/13		525,000	582,750
Coventry Health Care, Inc.,
	8.125%	02/15/12		520,000	525,200
InSight Health Services Corp.,
	9.875%	11/01/11		500,000	565,000
MedQuest, Inc.,
	11.875%	08/15/12
MQ Associates, Inc.,				755,000	468,100
	(a)	08/15/12
		(12.250% 06/15/07)	(b)	125,000	145,000
PacifiCare Health Systems, Inc.,
	10.750%	06/01/09		295,000	289,100
Team Health, Inc.,
	9.000%	04/01/12	(b)	40,000	35,800
				875,000	912,188
Tenet Healthcare Corp.,	6.375%	12/01/11
	9.875%	07/01/14	(b)	400,000	456,000
United Surgical Partners International, Inc.,
	10.000%	12/15/11		390,000	406,575
US Oncology, Inc.,				Health Services Total	4,748,238
	9.000%	08/15/12	(b)

Hotels, Camps & Lodging - 1.1%				70,000	71,925
Host Marriott LP,
	7.000%	08/15/12	(b)	100,000	103,125
La Quinta Properties, Inc.,
	7.000%	08/15/12	(b)	625,000	703,125
Starwood Hotels & Resorts Worldwide, Inc.,				Hotels, Camps & Lodging Total	878,175
	7.875%	05/01/12

Other Services - 3.2%
Advanstar Communications, Inc.,				310,000	263,500
	(a)	10/15/11		345,000	364,838
		(15.000% 10/15/05)
	12.000%	02/15/11		95,000	92,625
Cornell Companies, Inc.,
	10.750%	07/01/12	(b)	350,000	390,688
Corrections Corp. of America,
	9.875%	05/01/09		180,000	182,700
GEO Group, Inc.,
	8.250%	07/15/13		525,000	561,750
NationsRent, Inc.,
	9.500%	10/15/10	(b)
				375,000	367,500
Securus Technologies, Inc.,
	11.000%	09/01/11	(b)(h)	230,000	228,275
Williams Scotsman, Inc.,				Other Services Total	2,451,876
	9.875%	06/01/07		SERVICES TOTAL	19,890,277

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 41.7%
Aerospace - 1.9%				240,000	253,200
Argo-Tech Corp.,
	9.250%	06/01/11	(b)	375,000	365,625
BE Aerospace, Inc.,
	8.875%	05/01/11		255,000	274,125
Sequa Corp.,
	8.875%	04/01/08		265,000	271,625
Standard Aero Holdings, Inc.,
	8.250%	09/01/14	(b)	250,000	263,750
TransDigm, Inc.,				Aerospace Total	1,428,325
	8.375%	07/15/11

Air Transportation - 1.5%				450,000	319,500
Continental Airlines, Inc.,
	7.568%	12/01/06		535,000	171,200
Delta Air Lines, Inc.,
	7.900%	12/15/09		520,000	392,600
Northwest Airlines, Inc.,
	9.875%	03/15/07		354,149	279,778
United Air Lines, Inc.,				Air Transportation Total	1,163,078
	1.535%	03/02/49	(i)

Broadcasting - 2.2%				500,000	471,250
Granite Broadcasting Corp.,
	9.750%	12/01/10		250,000	270,000
Sinclair Broadcast Group, Inc.,
	8.750%	12/15/11		710,000	727,750
TV Azteca SA de CV,
	10.500%	02/15/07		250,000	251,875
XM Satellite Radio Holdings, Inc.,				Broadcasting Total	1,720,875
	7.194%	05/01/09	(i)

Cable - 6.7%				360,000	334,800
Atlantic Broadband Finance LLC,
	9.375%	01/15/14	(b)

Cablevision Systems Corp.,
	5.670%	04/01/09	(b)(i)	290,000	297,250
Charter Communications Holdings LLC:
	9.920%	04/01/11		1,890,000	1,497,825
	10.250%	09/15/10		190,000	196,175
CSC Holdings, Inc.:
	6.750%	04/15/12	(b)	265,000	262,350
	7.625%	04/01/11		20,000	20,850
DirecTV Holdings LLC,
	8.375%	03/15/13		300,000	341,250
EchoStar DBS Corp.,
	6.375%	10/01/11		400,000	401,500
Insight Communications Co., Inc.,
	(a)	02/15/11
		(12.250% 02/15/06)		475,000	420,375
Insight Midwest LP,
	9.750%	10/01/09		195,000	203,775
Northland Cable Television, Inc.,
	10.250%	11/15/07		495,000	482,625
PanAmSat Corp.,
	9.000%	08/15/14	(b)	170,000	176,800
Pegasus Satellite Communications, Inc.,
	11.250%	01/15/10	(b)(e)	435,000	286,013
Telenet Group Holdings NV,
	(a)	06/15/14
		(11.500% 12/15/08)	(b)	400,000	265,000
					5,186,588

Electric, Gas & Sanitary Services - 1.3%
Allied Waste North America, Inc.:
	6.500%	11/15/10		385,000	406,175
	8.500%	12/01/08		255,000	279,863
Waste Services, Inc.,
	9.500%	04/15/14	(b)	325,000	289,250
					975,288

Electric Services - 2.6%
Beaver Valley Funding Corp.,
	9.000%	06/01/17		355,000	413,490
CMS Energy Corp.,
	8.900%	07/15/08		420,000	457,800
Illinois Power Co.,
	11.500%	12/15/10		275,000	329,312
Mission Energy Holding,
	13.500%	07/15/08		140,000	176,750
Nevada Power Co.:
	9.000%	08/15/13		185,000	206,737
	10.875%	10/15/09		340,000	391,850
				Electric Services Total	1,975,939

Independent Power Producers - 7.0%
AES Corp.:
	9.000%	05/15/15	(b)	570,000	634,125
	9.500%	06/01/09		455,000	503,913
Caithness Coso Funding Corp.,
	9.050%	12/15/09		477,382	525,120
Calpine Canada Energy Finance ULC,
	8.500%	05/01/08		200,000	128,000
Calpine Corp.,
	8.500%	07/15/10	(b)	365,000	286,525
Calpine Generating Co. LLC:
	10.250%	04/01/11	(b)(i)	375,000	330,000
	11.500%	04/01/11	(b)	415,000	356,900
Dynegy Holdings, Inc.:
	6.875%	04/01/11		300,000	274,500
	9.875%	07/15/10	(b)	360,000	401,400
Edison Mission Energy,
	9.875%	04/15/11		480,000	552,000
MSW Energy Holdings LLC:
	7.375%	09/01/10		170,000	176,800
	8.500%	09/01/10		375,000	408,750
Orion Power Holdings, Inc.,
	12.000%	05/01/10		340,000	425,000
PSE&G Energy Holdings, Inc.,
	8.625%	02/15/08		395,000	432,525
					5,435,558

Marine Transportation - 2.0%				580,000	559,346
Ship Finance International Ltd.,
	8.500%	12/15/13		455,000	452,725
Stena AB:				355,000	394,228
	7.500%	11/01/13
	9.625%	12/01/12		105,000	117,075
Teekay Shipping Corp.,					1,523,374
	8.875%	07/15/11

Pipelines - 3.6%				695,000	668,938
Coastal Corp.,
	7.750%	06/15/10		130,000	145,925
Northwest Pipeline Corp.,
	8.125%	03/01/10

Sonat, Inc.:
	6.875%	06/01/05		215,000	217,150
	7.625%	07/15/11		795,000	763,200
Southern Natural Gas Co.,
	8.875%	03/15/10		250,000	281,250
Williams Companies, Inc.,
	8.125%	03/15/12		630,000	724,500
					2,800,963

Radiotelephone Communications - 7.1%
American Cellular Corp.,
	10.000%	08/01/11		325,000	266,500
American Towers, Inc.,
	7.250%	12/01/11		230,000	236,900
Dobson Communications Corp.,
	8.875%	10/01/13		480,000	331,200
Horizon PCS, Inc.,
	13.750%	06/15/11	(e)	415,000	153,550
iPCS Escrow Co.,
	11.500%	05/01/12	(b)	170,000	178,500
Nextel Communications, Inc.,
	7.375%	08/01/15		500,000	522,500
Nextel Partners, Inc.,
	8.125%	07/01/11		610,000	637,450
Rogers Cantel, Inc.,
	9.750%	06/01/16		585,000	669,825
Rural Cellular Corp.,
	8.250%	03/15/12	(b)	220,000	223,300
SBA Communications Corp.,
	(a)	12/15/11
		(9.750% 12/15/07)		140,000	109,200
	10.250%	02/01/09		625,000	659,375
SpectraSite, Inc.,
	8.250%	05/15/10		280,000	292,950
Ubiquitel, Inc.,
	9.875%	03/01/11		250,000	254,375
Ubiquitel, Inc.,
	10.000%	06/15/12		450,000	461,250
US Unwired, Inc.,
	9.250%	07/15/13		500,000	517,500
Western Wireless Corp.,					5,514,375

Railroad - 0.6%
TFM SA de CV,

Telecommunications - 4.4%
Axtel SA de CV,	12.500%	06/15/12		380,000	418,950
				Railroad Total	418,950
Carrier1 International SA,

Cincinnati Bell, Inc.,
	11.000%	12/15/13		410,000	416,150
FairPoint Communications, Inc.,
	13.250%	02/15/09		750,000	67,500

	8.375%	01/15/14		320,000	283,200
Qwest Capital Funding, Inc.:
	11.875%	03/01/10		175,000	200,375

Qwest Corp.,

Time Warner Telecom, Inc.:	7.250%	02/15/11		860,000	735,300
	7.750%	02/15/31		385,000	283,938

	13.500%	12/15/10		795,000	916,237

	9.750%	07/15/08		320,000	308,800
	10.125%	02/01/11		230,000	217,350
				Telecommunications Total	3,428,850

Transportation Services - 0.8%
Allied Holdings, Inc.,
	8.625%	10/01/07		365,000	292,000
QDI LLC,
	9.000%	11/15/10	(b)	370,000	342,250
				Transportation Services Total	634,250
				TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
				GAS & SANITARY SERVICES TOTAL	32,206,413

Total Corporate Fixed-Income Bonds & Notes
(cost of $94,882,906)					97,295,111

Common Stocks - 2.6% (j)				Shares
MANUFACTURING - 0.6%
Auto Parts & Equipment - 0.1%
Goodyear Tire & Rubber Co.				10,000	109,800
				Auto Parts & Equipment Total	109,800
Primary Metal - 0.5%
Bayou Steel Corp.
				15,473	386,051
				Primary Metal Total	386,051
				MANUFACTURING TOTAL	495,851

SERVICES - 0.1%
Amusement & Recreation - 0.1%
Alliance Gaming Corp.				5,500	82,005
				Amusement & Recreation Total	82,005
				SERVICES TOTAL	82,005

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 1.9%
Cable - 0.4%
NTL, Inc.				5,942	322,710
Ono Finance PLC (b)(f)(k)				750	—
				Cable Total	322,710

Electric, Gas & Sanitary Services - 0.1%
Allied Waste North America, Inc.				7,250	74,240
				Electric, Gas & Sanitary Services Total	74,240

Independent Power Producers - 0.2%
Dynegy Holdings, Inc., Class A				23,000	100,280
				Independent Power Producers Total	100,280

Pollution Control - 0.8%				8,000	640,000
EnviroSource, Inc. (f)				8,000	—
Fairlane Management Corp. (f)(k)				Pollution Control Total	640,000

Radiotelephone Communications - 0.4%
AirGate PCS, Inc.				2,841	49,149
Nextel Communications, Inc., Class A				6,196	143,685
SBA Communications Corp.				23,590	122,668
				Radiotelephone Communications Total	315,502
				TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
				GAS & SANITARY SERVICES TOTAL	1,452,732

Total Common Stocks
(cost of $2,169,308)					2,030,588

Preferred Stocks - 3.5%
FINANCE, INSURANCE & REAL ESTATE - 0.8%
Financial Services - 0.8%
iStar Financial, Inc.:
	7.800%			11,007	276,895
	7.875%			13,000	324,187
				Financial Services Total	601,082
				FINANCE, INSURANCE & REAL ESTATE TOTAL	601,082

MANUFACTURING - 0.6%
Printing & Publishing - 0.6%
Haights Cross Communications,				2,734	133,966
PriMedia, Inc.,
	8.625%			1,715	147,490
	9.200%			30	2,580
	10.000%			2,300	212,750
				Printing & Publishing Total	496,786
				MANUFACTURING TOTAL	496,786

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 2.1%
Broadcasting - 1.5%
Spanish Broadcasting System, Inc.,
	10.750%			1,062	1,152,270
				Broadcasting Total	1,152,270

Electric Services - 0.6%
TNP Enterprises, Inc., PIK,
	10.250%	04/01/10		400	478,000
				Electric Services Total	478,000
				TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
				GAS & SANITARY SERVICES TOTAL	1,630,270

Total Preferred Stocks
(cost of $2,656,324)					2,728,138

Convertible Bonds - 1.5%				Par ($)
MANUFACTURING - 1.3%
Electronic & Electrical Equipment - 1.3%
Nortel Networks Corp.,
	4.250%	09/01/08		1,040,000	1,007,386
				Electronic & Electrical Equipment Total	1,007,386
				MANUFACTURING TOTAL	1,007,386

TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES - 0.2%
Independent Power Producers - 0.2%
Mirant Corp.,
	2.500%	06/15/21	(e)	280,000	173,474
				Independent Power Producers Total	173,474
				TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
				GAS & SANITARY SERVICES TOTAL	173,474

Total Convertible Bonds
(cost of $1,130,350)					1,180,860

Warrants - 0.1% (j)				Units
MANUFACTURING - 0.0%
Printing & Publishing - 0.0%
Haights Cross Communications,
	Expires	12/10/11	(l)	2	—
	Expires	12/10/12		2,707	54
				Printing & Publishing Total	54
				MANUFACTURING TOTAL	54

TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 0.1%
Broadcasting - 0.1%
XM Satellite Radio Holdings, Inc.,
	Expires	03/15/10	(b)	600	33,600
				Broadcasting Total	33,600

Cable - 0.0%
Cable Satisfaction International, Inc.,
	Expires	03/01/05	(b)(f)(k)	970	—
Ono Finance PLC,
	Expires	05/31/09	(b)(f)(k)	175	—
				Cable Total	—

Radiotelephone Communications - 0.0%
Horizon PCS, Inc.,
	Expires	10/01/10	(b)(e)(f)(k)	665	—
UbiquiTel, Inc.,
	Expires	04/15/10	(b)(f)(k)	525	—
				Radiotelephone Communications Total	—

Telecommunications - 0.0%
AT&T Canada, Inc.,
	Expires	08/15/07	(b)(f)(k)	250	—
Carrier1 International SA,
	Expires	02/19/09	(b)(e)(f)(k)	347	—
Jazztel PLC,
	Expires	07/15/10	(b)(f)(k)	350	—
				Telecommunications Total	—

Transportation Services - 0.0%
QDI LLC,
	Expires	01/15/07	(b)(f)	2,041	2,429
				Motor, Freight & Warehousing Total	2,429
				TRANSPORTATION, COMMUNICATIONS, ELECTRIC, GAS & SANITARY SERVICES TOTAL	36,029

Total Warrants
(cost of $105,737)					36,083

				Par ($)
Short-Term Obligation - 3.2%
Federal Home Loan Discount Note,
	1.480%	09/01/04	(l)
(cost of $2,475,000)				2,475,000	2,475,000

Total Investments - 136.9%
(cost of $103,419,625)(m)					105,745,780

Other Assets & Liabilities, Net - (36.9)%					(28,519,427)

Net Assets - 100.0%					77,226,353

Notes to Investment Portfolio:

(a)          Step bond. This security is currently accruing at zero. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing this rate.

(b)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2004, these securities amounted to $24,538,239, which represents 31.8% of net assets.

(c)          Zero coupon bond. (d)  The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however, under the issuer’s plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued.  As of August 31, 2004, the value of this security represents 0.2% of net assets.

(e)          The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  As of August 31, 2004, the value of these securities amounted to $1,170,387, which represents 1.5% of net assets.

(f)            Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)         The issuer is in default of certain debt covenants.  Income is not being fully accrued.  As of August 31, 2004, these securities amounted to $845,500, which represents 1.1% of net assets.

(h)         Security purchased on a delayed delivery basis.

(i)             Variable rate security. The interest rate shown reflects the rate as of August 31, 2004.

(j)             Non-income producing security.

(k)          Security has no value.

(l)             Amount rounds to less than $1.

(m)       Cost for federal income tax purposes is $104,763,070.

Acronym	Name
PIK	Payment-In-Kind

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Intermediate High Income Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 28, 2004